Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
C000006151 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 37,566	$ 37,566	$ 37,566	$ 27,680	$ 25,406	$ 31,022	$ 22,582	$ 18,219	$ 17,121	$ 13,590	$ 11,331	$ 11,368
Average Annual Return, Percent	28.59%	14.33%	14.15%
C000006151 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	35.71%	15.57%	14.77%
C000213874 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 40,761	$ 40,761	$ 40,761	29,954	27,407	33,399	24,227	19,482	18,237	14,438	12,013	12,023
Average Annual Return, Percent	36.08%	15.91%	15.09%
C000006153 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Account Value	$ 37,357	$ 37,357	$ 37,357	27,526	25,265	31,103	22,822	18,548	17,531	14,029	11,762	11,918
Average Annual Return, Percent	33.68%	14.69%	14.09%
C000006153 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	34.68%	14.69%	14.09%
C000006154 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 40,650	$ 40,650	$ 40,650	29,897	27,351	33,355	24,184	19,482	18,237	14,438	12,013	12,023
Average Annual Return, Percent	35.97%	15.85%	15.06%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 43,346	$ 43,346	$ 43,346	32,444	29,617	31,592	22,578	17,883	16,968	14,020	11,658	11,473
Average Annual Return, Percent	33.60%	19.37%	15.80%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 32,178	$ 32,178	$ 32,178	$ 25,138	$ 24,537	$ 25,220	$ 17,678	$ 15,709	$ 15,182	$ 13,249	$ 11,278	$ 11,191
Average Annual Return, Percent	28.01%	15.42%	12.40%